Note 18 - Trade Receivables, Net - Summary of Current Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables [abstract]
Current accounts	$ 2,479,035	$ 1,313,934
Receivables from related parties	60,400	32,258
Current trade receivables, gross	2,539,435	1,346,192
Allowance for doubtful accounts, see note 24 (i)	(45,495)	(47,120)
Current trade receivables	$ 2,493,940	$ 1,299,072	$ 968,148